13. EQUITY COMPONENTS (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Components
Earnings for continuing operations attributable to the equity holders of the Company	$ 692	$ 146	$ 341
Weighted average amount of outstanding shares, continuing operations	48	52	51
Basic and diluted earnings per share from continuing operations	$ 14.42	$ 2.81	$ 6.69
(Loss) earnings for discontinued operations attributable to the equity holders of the Company	$ 0	$ 78	$ (55)
Weighted average amount of outstanding shares, discontinued operations	48	52	51
Basic and diluted earnings per share for discontinued operations	$ .00	$ 1.50	$ (1.07)
Total earnings attributable to the equity holders of the Company	$ 692	$ 224	$ 286
Weighted average amount of outstanding shares	48	52	51
Basic and diluted earnings per share	$ 14.42	$ 4.31	$ 5.61